Organization and Business Operations (Details) - USD ($)	1 Months Ended		4 Months Ended
	Sep. 24, 2020	Jun. 30, 2020	Sep. 30, 2020
Organization and Business Operations (Textual)
Public offering amount		$ 25,000
Sale of stock public offering	34,500,000
Sale of stock shares price	$ 10.00		$ 10.00
Business combination percentage, description			The Company's third amended and restated certificate of incorporation (the"Charter") provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any of the shares of Class A common stock, par value $0.0001 per share (the "Class A Common Stock") included in the Units sold in the Public Offering properly submitted in connection with a stockholder vote to amend the Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the common stock included in the Units being sold in the Public Offering if the Company does not complete the Business Combination within 24 months from the closing of the Public Offering or with respect to any other material provisions relating to stockholders' rights or pre-initial Business Combination activity or (iii) the redemption of 100% of the shares of Class A Common Stock included in the Units sold in the Public Offering if the Company is unable to complete a Business Combination within 24 months from the closing of the Public Offering.
Common stock redeem percentage value			100.00%
Net tangible assets			$ 5,000,001
Income taxes payable			100,000
Sponser [Member]
Organization and Business Operations (Textual)
Proceeds from public offering and private placement			345,000,000
Public offering amount			$ 8,900,000
Sale of stock public offering			34,500,000
Proceeds from Issuance of underwriters (in Shares)			4,500,000
Generating gross proceeds			$ 345,000,000
Proceeds from issuances of warrants			5,933,334
Net procceds			$ 345,000,000
Private Placement Warrants [Member]
Organization and Business Operations (Textual)
Share price			$ 1.50
Over-Allotment Option [Member]
Organization and Business Operations (Textual)
Share price			1.50
Common Class B [Member]
Organization and Business Operations (Textual)
Public offering amount		863
Common Class a [Member]
Organization and Business Operations (Textual)
Public offering amount
Sale of stock shares price			10.00
Share price	$ 11.50
Common stock, par shares			0.0001
Common Class a [Member] | Private Placement Warrants [Member]
Organization and Business Operations (Textual)
Share price			$ 11.50